Fair value - Financial assets (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets measured at amortized cost
Cash & cash equivalents	€ 127,573	€ 140,867	€ 196,028	€ 111,538
Financial assets at fair value through profit or loss
Convertible loan	3,744	3,494	3,560
Financial assets at fair value through OCI
Non-listed equity investments	0	307	399
Carrying value
Financial assets measured at amortized cost
Trade receivables (current)	52,698	51,043	41,541
Other financial assets (non-current)	493	404	2,696
Other current non-trade receivables	643	2,021	1,696
Cash & cash equivalents	127,573	140,867	196,028
Total financial assets measured at amortized cost	181,407	194,335	241,961
Financial assets at fair value through profit or loss
Derivatives	139	261	1,770
Convertible loan	3,744	3,494	3,560
Total financial assets measured at fair value through profit and loss	3,883	3,755	5,330
Financial assets at fair value through OCI
Non-listed equity investments		307	399
Total financial assets at fair value through OCI		307	399
Fair value
Financial assets measured at amortized cost
Trade receivables (current)	52,698	51,043	41,541
Other financial assets (non-current)	493	404	2,696
Other current non-trade receivables	643	2,021	1,696
Cash & cash equivalents	127,573	140,867	196,028
Total financial assets measured at amortized cost	€ 181,407	€ 194,335	€ 241,961